Ally Master Owner Trust
Monthly Servicing Report
January 15, 2021

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of December 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$6,877,021,927.84	178,404	$38,547.46	73.45%
Used Auto	$561,989,980.78	28,570	$19,670.63	6.00%
Medium Duty Trucks	$11,135,198.10	277	$40,199.27	0.12%
Less Dealer Reserve	$1,581,776,107.15
Total	$5,868,370,999.57	207,251		79.57%

Ally Bank Retained Receivables
New Auto	$625,181,307.99	13,946	$44,828.72	6.68%
Used Auto	$1,247,309,002.71	53,444	$23,338.62	13.32%
Medium Duty Trucks	$579,779.50	13	$44,598.42	0.01%
DPP	$31,259,965.96	911	$34,313.90	0.33%
Other	$7,960,364.54	67	$118,811.41	0.09%
Total	$1,912,290,420.70	68,381		20.43%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,780,661,420.27	275,632		100.00%
Dealer Reserve	$1,581,776,107.15
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$9,362,437,527.42	275,632		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,356,735,209.80	1,362	67.90%
Limited	Eligible	$1,089,799,228.36	206	11.64%
Programmed	Eligible	$3,612,668.56	3	0.04%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,506,740,568.87	N/A	16.09%
Limited	Ineligible	$404,169,162.45	N/A	4.32%
Programmed	Ineligible	$1,380,689.38	N/A	0.01%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,362,437,527.42	1,571	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$8,105,934,469.63	236,398	86.58%
121-180 Days		$639,708,792.09	20,358	6.83%
181-270 Days		$236,527,856.82	7,482	2.53%
Over 270 Days		$380,266,408.88	11,394	4.06%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,362,437,527.42	275,632	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,939	14,610,767	74.03%
L…………………………………....	1,002	5,051,830	25.60%
P……………………………………	55	72,536	0.37%
N …………………………………..	2	845	—%
Total ……………………………….	3,998	19,735,978	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,943	14,255,822	73.71%
L…………………………………....	1,036	5,018,477	25.95%
P……………………………………	63	64,988	0.34%
N …………………………………..	2	999	0.01%
Total ……………………………….	4,044	19,340,286	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,948	14,059,669	73.84%
L…………………………………....	1,060	4,925,315	25.87%
P……………………………………	58	55,854	0.29%
N …………………………………..	3	206	—%
Total ……………………………….	4,069	19,041,044	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.